Accounts receivable - Disclosure of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Credit cards	$ 87,611	$ 86,673
Clearing house	31,322	27,873
Airlines	7,417	3,904
Cargo and courier	10,881	9,204
Agencies	1,424	2,628
Government	1,325	8,799
Account receivables from related parties	2,976	2,527
Clients	26,177	18,376
Other	2,916	2,560
Total accounts receivable	172,049	162,544
Allowance for expected credit losses	(3,059)	(3,297)
Trade and other receivables	$ 168,990	$ 159,247